Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities	The following table presents the deferred tax assets and liabilities by source:
	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$765,808	$409,616
Valuation allowance	(765,808)	(409,616)
Net deferred tax assets	$—	$—